Business Combinations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2019	Mar. 31, 2022
Business Combinations (Details) [Line Items]
Total consideration	$ 1,614
Cash transferred balance amount						$ 250
Deferred consideration	210
Legal and other consulting fees	$ 140
Discount rate	19.00%
Deferred inventory	$ 50,000
Credit deductible	$ 3,000
Risk- adjusted discount rate	10.60%
Volatility rate percentage	13.60%	14.21%
Contingent consideration total	$ 21,855	$ 23,534
Sales	3,000
Revenues	$ 142,519	129,339		$ 103,642
Risk-adjusted discount rate	11.80%
Acquired inventory	$ 14,199
Inventory installments	1,500
Deferred inventory	$ 13,788
Binding term					12 years
Fund transfer					$ 3,786
Fair value of such assumed liabilities description	The fair value of such assumed liabilities at the Acquisition Date was estimated at $47,213 thousand, which was calculated based on the Option Pricing Method (OPM), Monte Carlo Simulation, and discounted cash flow using a discount rate in the range of 2.25 % and 11% and the volatility of 10.8-14.2%. Refer to Note 14 and Note 16 for more information. Such assumed liabilities include: ● Royalties:10% of the annual global net sales of CYTOGAM up to $ 25,000 thousand and 5% of net sales that are greater than $ 25,000 thousand, in perpetuity; 2% of the annual global net sales of CYTOGAM in perpetuity; and 8% of the annual global net sales of CYTOGAM for a period of six years following the completion of the technology transfer of the manufacturing of CYTOGAM to the Company, subject to a maximum aggregate of $5,000 thousand per year and the total amount of $30,000 thousand throughout the entire six years period. ● Sales milestones: $1,500 thousand in the event that the annual net sales of CYTOGAM in the United States market exceeds $18,766 thousand during the twelve months period ending June 30, 2022. Such milestone was achieved and paid during 2023; and $1,500 thousand in the event that the annual net sales of CYTOGAM in the United States market exceeds $18,390 thousand during the twelve months period ending June 30, 2023. Such milestone was not achieved and was written off the outstanding liability. ●Milestone: $8,500 thousand upon the receipt of FDA approval for the manufacturing of CYTOGAM at the Company’s manufacturing facility.
Manufacturing facility	$ 8,500
Legal and other consulting fees	$ 1,094
Multi-Period Excess Earnings Method [Member]
Business Combinations (Details) [Line Items]
Risk-adjusted discount rate	11.00%
Churn rate	5.00%
Relief from Royalties [Member]
Business Combinations (Details) [Line Items]
Risk-adjusted discount rate	11.00%
Royalties rate	15.20%
Fair value (Level 3) [Member]
Business Combinations (Details) [Line Items]
Total consideration	$ 21,705	$ 23,534	[1]
Risk-adjusted discount rate	11.00%
Business Combination [Member]
Business Combinations (Details) [Line Items]
Business combination gross profit, description	the Company entered into an Asset Purchase Agreement with the privately held B&PR of Beaumont, TX, USA, for the acquisition of the FDA registered plasma collection facility as well as certain related rights and assets.
Volatility rate percentage		15.17%
Revenues	$ 1,321	$ 1,539		$ 290
Risk-adjusted discount rate	11.40%
FDA-Licensed Plasma Collection Center [Member]
Business Combinations (Details) [Line Items]
Total consideration	$ 1,654
Cash paid	$ 1,404

[1]	For changes in Contingent Consideration see above